Incentive Plans (Summary Of Activity Of Executive Continuity And Restricted Stock Award Program) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/units, outstanding	5,857,733	7,275,934	8,117,489
Shares/units, granted	2,617,982	1,863,623	3,682,663
Shares/units, shares issued	(2,316,085)	(2,959,160)	(4,025,111)
Shares/units, forfeited	(209,500)	(322,664)	(499,107)
Shares/Units, outstanding	5,950,130	5,857,733	7,275,934
Weighted average grant date fair value, outstanding	$ 38.69	$ 34.98	$ 31.2
Weighted average grant date fair value, granted	37.26	53.25	46.82
Weighted average grant date fair value, shares issued	43.82	37.09	37.18
Weighted average grant date fair value, outstanding	35.89	38.69	34.98
Weighted average grant date fair value, forfeited	$ 43.61	$ 53.97	$ 43.10
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/units, outstanding	120,368	114,599	112,374
Shares/units, granted	117,881	36,300	89,500
Shares/units, shares issued	(59,418)	(27,365)	(83,275)
Shares/units, forfeited	(9,500)	(3,166)	(4,000)
Shares/Units, outstanding	169,331	120,368	114,599
Weighted average grant date fair value, outstanding	$ 48.24	$ 47.03	$ 36.24
Weighted average grant date fair value, granted	42.81	50.06	48.19
Weighted average grant date fair value, shares issued	47.14	45.35	33.78
Weighted average grant date fair value, outstanding	45.34	48.24	47.03
Weighted average grant date fair value, forfeited	$ 39.36	$ 50.04	$ 45.88